REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Deferral percentage of cash converted point balance	100.00%
Deferred revenue liabilities	$ 2,113	$ 3,322	$ 2,836
Accrued gaming and related taxes
Deferred revenue liabilities	$ 25		$ 26